INVESTMENTS - Long-term investments (Equity method investments) - Additional information (Detail)	12 Months Ended						21 Months Ended	1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Equity Method Investee Qiyi.com Inc. USD ($)	Dec. 31, 2011 Equity Method Investee Qiyi.com Inc. CNY	Dec. 31, 2011 Equity Method Investee Qiyi.com Inc.	Dec. 31, 2011 Equity Method Investee Youa.com Inc.	Nov. 30, 2011 Equity Method Investee Youa.com Inc. USD ($)	Nov. 30, 2011 Equity Method Investee Youa.com Inc. CNY	Dec. 31, 2011 Equity Method Investee Beijing Leftbrain Network Technology Co., Ltd.	Dec. 31, 2011 Equity Method Investee Beijing Paibo Times Technology Co., Ltd.	Dec. 31, 2011 Equity Method Investee RakuBai Limited	Dec. 31, 2011 Equity Method Investee Chongqing Rongdu Technology Co., Ltd.	Dec. 31, 2011 Equity Method Investee Henan Feidian Network Technology Co., Ltd.
Schedule of Investments [Line Items]
Percentage of preferred shares of an equity method investee held by the Company					39.13%	39.13%	39.13%
Seats on board of directors of equity method investees							After the preferred share subscription, the Company had two out of total five seats on board of directors of Qiyi and accounted for the investment under the equity method due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shareholders.	The Company has three out of the total seven seats on board of directors of Youa and accounted for the investment in Youa under the equity method despite holding 100% of its ordinary shares due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shares holders.
Percentage of ordinary shares in equity method investees held by the Company					100.00%	100.00%	100.00%	100.00%			29.00%	42.12%	49.00%	40.00%	40.00%
Percentage of equity interest on an as-converted basis in an equity method investee held by the Company					53.05%	53.05%	53.05%
Gain recognized in the consolidated statements of comprehensive income arising from the difference between the fair value of the Company's retained noncontrolling interests in Youa and the carrying value of the assets spun off to Youa									$ 25,070,000	157,780,000
Cumulative losses by applying equity method	(28,505,000)	(179,408,000)	(8,965,000)	(229,000)	(19,040,000)	(119,850,000)
Cash consideration for subscription of preferred shares of an equity method investee					$ 45,000,000	283,230,000